RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 02, 2018	Jan. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 10, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Convertible notes				$ 110,000	$ 3,688,000
Convertible notes annual interest rate				8.00%			10.00%
Rental Properties			$ 33,000	$ 33,000	33,000	$ 22,000
Management fee			20,000
Operating lease provided by controlling shareholder			$ 33,000	25,000
Director [Member]
Related Party Transaction [Line Items]
Monthly fee	$ 12,000
One time payment (in Dollars)		$ 150,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
One time payment, quarterly basis (in Dollars)		$ 37,500
Shareholder [Member]
Related Party Transaction [Line Items]
Convertible notes				$ 95,000	$ 279,000
Convertible notes annual interest rate				8.00%